Management Transition - Additional Information (Detail) $ in Millions		3 Months Ended
	Feb. 03, 2013 USD ($)	Jun. 30, 2012 CAD	Dec. 31, 2014 CAD	Dec. 31, 2012 CAD	Jun. 28, 2012 CAD
Pershing Square Capital Management Lp [Member]
Management transition costs [Line Items]
Deferred retirement compensation		CAD 20,000,000
Pershing Square and related entities outstanding shares percent				14.00%
Former President and Chief Executive Officer [Member]
Management transition costs [Line Items]
Deferred retirement compensation		4,000,000
Mr. Harrison [Member]
Management transition costs [Line Items]
Compensation and transition costs		38,000,000
Compensation and transition costs, associated costs		2,000,000
Deferred retirement compensation		16,000,000
DSUs and stock options upon commencing employment grant date fair value					CAD 12,000,000
Legal proceedings, partial recovery amount | $	$ 9
Indemnification Agreement [Member]
Management transition costs [Line Items]
Indemnity to Mr.Harrison			CAD 3,000,000
Accrued legal fees				CAD 0
Compensation and Benefits [Member] | Mr. Harrison [Member]
Management transition costs [Line Items]
Compensation and transition costs		16,000,000
Purchased Services and Other [Member] | Mr. Harrison [Member]
Management transition costs [Line Items]
Compensation and transition costs		CAD 22,000,000